Summary of Significant Accounting Policies - Schedule of Depreciation and Amortization Using the Straight-Line Method Over the Estimated Useful Lives (Details)	Dec. 31, 2024
Website [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years
Computer equipment and purchased software [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years
Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Leasehold improvements	Shorter of useful life of asset or lease term